Lease (Tables)	12 Months Ended
May 31, 2020
Lessee Disclosure [Abstract]
Summary of supplemental cash flow information of the leases
Supplemental cash flow information related to the operating leases is as follows:

For the year ended May 31, 2020
US$
Cash payments for the operating leases	371,734
ROU assets obtained in exchange for the new operating lease liabilities	639,545

Summary of annual undiscounted cash flows for lease liabilities
A summary of maturity analysis of the annual undiscounted cash flows for the operating lease liabilities as of May 31, 2020 is as follows:

As of May 31, 2020
US$
Fiscal year ending
May 2021	407,854
May 2022	367,805
May 2023	302,990
May 2024	225,387
May 2025	130,190
Thereafter	176,984

Total future lease payments	1,611,210
Less: Imputed interest	(149,048)

Present value of operating lease liabilities	1,462,162

Summary of future minimum lease payments
As of May 31, 2019, the future minimum lease payments under the Group’s non-cancelable operating lease agreements based on ASC 840 are as follows:

As of May 31, 2019
US$
Fiscal year ending
May 2020	360,972
May 2021	337,751
May 2022	297,379
May 2023	212,814
May 2024	143,899
Thereafter	162,882

Total future lease payments	1,515,697